Leases - Information related to operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases
Operating lease right-of-use assets, net	¥ 648,283	$ 101,730	¥ 469,644
Operating lease liabilities, non-current	289,837	45,482	171,433
Operating lease liabilities, current	291,670	45,769	252,740
Present value of operating lease liability	¥ 581,507	$ 91,251	¥ 424,173
Weighted average remaining lease term	3 years 1 month 6 days	3 years 1 month 6 days	2 years 3 months
Weighted average discount rate	5.59%	5.59%	5.61%